Offerings - Offering: 1	Jul. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	13,381,510
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 281,011,710.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,807.72
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 to which this exhibit relates shall also cover any additional shares of common stock, par value $0.01 per share (the "common stock"), of Csquare, Inc. (the "Registrant") that become issuable by reason of any share dividend, share split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of common stock. Consists of shares of common stock issuable directly, or in respect of awards granted or to be granted, under the Csquare, Inc. 2026 Omnibus Incentive Plan. Calculated solely for the purpose of this offering under Rule 457(h) of the Securities Act on the basis of the initial public offering price per share of $21.00.